Other Liabilities - Summary of Other Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Liabilities [abstract]
Deferred gain on sale leaseback	CAD 0.5	CAD 1.1
Lease inducement benefits	57.2	50.3
Lease disadvantages	2.7	4.8
Deferred share units payable	15.5	16.2
Other cash-settled share-based compensation	7.0	8.0
Liability for uncertain tax positions	31.3	28.8
Other liabilities	114.2	109.2
Other liabilities	114.2	109.2
Less current portion	22.2	20.8
Long-term portion	CAD 92.0	CAD 88.4